Consolidated Statement of Cash Flows - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 05, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations			$ (74)	$ 406,116	$ 94,039
Adjustments to reconcile net increase (decrease) in net assets resulting from operations:
Net realized gains on investments and foreign currency transactions			(54)	(17,914)	(6,255)
Net unrealized (gains) losses on investments and foreign currency transactions			311	(63,803)	(19,297)
Net losses on interest rate swaps accounted for as hedge instruments and the related hedged items				278
Net accretion of investments			(10)	(16,606)	(4,319)
PIK interest				(21,958)	(2,158)
PIK dividends				(4,134)	(277)
Amortization of debt issuance costs			40	6,953	1,841
Accretion of discount on notes payable				707
Amortization of offering costs				3,864	4,009
Purchases of investments			(30,133)	(10,183,079)	(3,092,622)
Proceeds from repayments or sales of investments			1,591	2,427,677	754,845
Changes in operating assets and liabilities:
Interest receivable			(139)	(91,904)	(15,552)
Other assets			(140)	(40,965)	(18,677)
Base management fee payable				4,421	1,851
Income based fee payable				11,224	4,606
Capital gains incentive fee payable				10,162	3,162
Interest and facility fees payable				56,792	1,656
Accounts payable and other liabilities				37,892	5,081
Net cash used in operating activities			(28,608)	(7,474,277)	(2,288,067)
FINANCING ACTIVITIES:
Borrowings on debt				8,777,313	1,535,449
Repayments of debt				(4,908,317)	(825,100)
Debt issuance costs			(6,147)	(47,375)	(10,851)
Net proceeds from issuance of common shares			148,147	4,061,640	1,563,647
Repurchased shares, net of early repurchase deduction	$ (63,622)	$ (78)
Distributions to shareholders				(232,907)	(30,445)
Net cash provided by financing activities			142,000	7,586,732	2,232,622
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH			113,392	112,455	(55,445)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD		$ 25	25	57,972	113,417
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	$ 113,417		$ 113,417	170,427	57,972
Supplemental Information:
Interest paid during the period				119,598	21,609
Distributions declared and payable during the period				$ 347,088	$ 53,166